3 Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Generation concession agreement in service
Schedule of effects only between the asset

The reclassification also had no impact the covenants of borrowing and debenture agreements. The following tables show the effects only between the asset line items:

12.31.2019	As previously stated	Adjustments	Restated
STATEMENT OF FINANCIAL POSITION
ASSETS	38,312,550	-	38,312,550
CURRENT ASSETS	7,909,196	-	7,909,196
Accounts receivable - concessions	58,842	(54,297)	4,545
Contract assets	107,443	54,297	161,740
NONCURRENT ASSETS	30,403,354	-	30,403,354
Accounts receivable - concessions	2,558,796	(684,972)	1,873,824
Contract assets	3,943,941	684,972	4,628,913

01.01.2019	As previously stated (a)	Adjustments	Restated
STATEMENT OF FINANCIAL POSITION
ASSETS	36,048,122	-	36,048,122
CURRENT ASSETS	6,677,846	-	6,677,846
Accounts receivable - concessions	53,177	(48,997)	4,180
Contract assets	85,019	48,997	134,016
NONCURRENT ASSETS	29,370,276	-	29,370,276
Accounts receivable - concessions	2,497,514	(704,829)	1,792,685
Contract assets	3,348,211	704,829	4,053,040
(a) The balance considers the adjustments of 01.01.2019 resulting from the initial application of IFRS 16, as shown in Note 4.16 of the Consolidated Financial Statements of December 31, 2019.

Schedule of discontinued operation

12.31.2019	As previously stated	Discontinued operations	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	16,244,274	(375,029)	15,869,245
Operating costs	(11,760,176)	296,028	(11,464,148)
GROSS PROFIT	4,484,098	(79,001)	4,405,097
Selling expenses	(207,059)	31,287	(175,772)
General and administrative expenses	(734,300)	23,011	(711,289)
Other operational income (expenses)	(458,815)	136,309	(322,506)
Equity in earnings of investees	106,757	-	106,757
Profit before financial results and taxes	3,190,681	111,606	3,302,287
Financial results	(488,486)	33,122	(455,364)
Operating profit	2,702,195	144,728	2,846,923
Income tax and social contribution	(639,326)	(36,335)	(675,661)
Net income for the period - continuing operations	2,062,869	108,393	2,171,262
Result of discontinued operations	-	(108,393)	(108,393)
Net income	2,062,869	-	2,062,869
Attributed to controlling shareholders	1,989,946	-	1,989,946
Attributed to non-controlling interest	72,923	-	72,923
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(123,184)	-	(123,184)
Total comprehensive income	1,939,685	-	1,939,685
Attributed to controlling shareholders	1,862,489	-	1,862,489
Attributed to non-controlling interest	77,196	-	77,196
STATEMENTS OF CASH FLOWS
Cash flow from opertional activities	2,945,006	-	2,945,006
Net income	2,062,869	-	2,062,869
Profit adjustments	2,416,665	(419,093)	1,997,572
Changes in assets and liabilities	75,908	38,821	114,729
Taxes and charges paid	(1,610,436)	51,464	(1,558,972)
Result of discontinued operations	-	328,808	328,808
Cash flow from investment activities	(1,663,651)	-	(1,663,651)
Property, plant and equipment and intangible assets	(548,162)	175,568	(372,594)
Other activities	(1,115,489)	-	(1,115,489)
Discontinued operations	-	(175,568)	(175,568)
Cash flow from financing activities	(288,037)	-	(288,037)
Issue of Loans and Debentures	3,761,324	(210,000)	3,551,324
Loan, debentures and lease payments	(3,668,940)	9,260	(3,659,680)
Other activities	(380,421)	-	(380,421)
Discontinued operations	-	200,740	200,740
Total effects on cash and cash equivalents	993,318	-	993,318

12.31.2018	As previously stated	Discontinued operations	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	14,934,780	(384,316)	14,550,464
Operating costs	(11,501,688)	128,780	(11,372,908)
GROSS PROFIT	3,433,092	(255,536)	3,177,556
Selling expenses	(148,709)	43,295	(105,414)
General and administrative expenses	(723,534)	16,690	(706,844)
Other operational income (expenses)	(302,690)	52,686	(250,004)
Equity in earnings of investees	135,888	-	135,888
Profit before financial results and taxes	2,394,047	(142,865)	2,251,182
Financial results	(438,050)	24,905	(413,145)
Operating profit	1,955,997	(117,960)	1,838,037
Income tax and social contribution	(511,993)	40,827	(471,166)
Net income for the period - continuing operations	1,444,004	(77,133)	1,366,871
Result of discontinued operations	-	77,133	77,133
Net income	1,444,004	-	1,444,004
Attributed to controlling shareholders	1,407,063	-	1,407,063
Attributed to non-controlling interest	36,941	-	36,941
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	(38,360)	-	(38,360)
Total comprehensive income	1,405,644	-	1,405,644
Attributed to controlling shareholders	1,368,549	-	1,368,549
Attributed to non-controlling interest	37,095	-	37,095
STATEMENTS OF CASH FLOWS
Cash flow from opertional activities	1,770,971	-	1,770,971
Net income	1,444,004	-	1,444,004
Profit adjustments	1,204,142	(209,217)	994,925
Changes in assets and liabilities	381,474	11,478	392,952
Taxes and charges paid	(1,258,649)	83,488	(1,175,161)
Result of discontinued operations	-	114,251	114,251
Cash flow from investment activities	(2,149,153)	-	(2,149,153)
Property, plant and equipment and intangible assets	(1,496,644)	280,542	(1,216,102)
Other activities	(652,509)	-	(652,509)
Discontinued operations	-	(280,542)	(280,542)
Cash flow from financing activities	1,286,516	-	1,286,516
Issue of Loans and Debentures	4,205,049	-	4,205,049
Loan and debentures payments	(2,617,811)	5,804	(2,612,007)
Other activities	(300,722)	-	(300,722)
Discontinued operations	-	(5,804)	(5,804)
Total effects on cash and cash equivalents	908,334	-	908,334

Schedule of earnings per share

The table shows the values of earnings per share presented in the Financial Statements as of December 31, 2019 and 2018 and the values that are being restated, equivalent to the value already disclosed divided by 10:

12.31.2019	As previously stated	Restated
Basic and diluted net earning per share attributed
to controlling shareholders
Common shares	6.94344	0.69440
Class "A" Preferred shares	9.11525	0.85790
Class "B" Preferred shares	7.63812	0.76388
Gross value of dividends per share
Common shares	2.24235	0.22423
Class "A" Preferred shares	3.94657	0.39466
Class "B" Preferred shares	2.46692	0.24669

12.31.2018	As previously stated	Restated
Basic and diluted net earning per share attributed
to controlling shareholders
Common shares	4.91091	0.49109
Class "A" Preferred shares	5.40201	0.54020
Class "B" Preferred shares	5.40201	0.54020
Gross value of dividends per share
Common shares	1.31950	0.13195
Class "A" Preferred shares	2.89050	0.28905
Class "B" Preferred shares	1.45151	0.14515